Cover	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2022
Entity File Number	001-40973
Entity Registrant Name	AirSculpt Technologies, Inc.
Entity Central Index Key	0001870940
Entity Tax Identification Number	87-1471855
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Alton Road
Entity Address, Address Line Two	Unit TH-103M
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	709-9690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.001 par value
Trading Symbol	AIRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true